Lease obligations (Details Narrative) - ZHEJIANG TIANLAN ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Capital lease obligations	¥ 55,453
Capital lease obligations, current	32,275
Leased assets	¥ 43,068